Impact of Potential Depreciation of Euro and US Dollar (Detail) - Foreign Exchange Risk - Foreign Exchange Contract	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Probable Scenario | US dollar
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	3.8748	3.3080
Exchange rate depreciation percentage	0.00%	0.00%
Probable Scenario | Euro
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	4.4390	3.9693
Exchange rate depreciation percentage	0.00%	0.00%
Possible Scenario
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation percentage	25.00%	50.00%
Possible Scenario | US dollar
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	4.8435	4.1350
Exchange rate depreciation percentage	25.00%	25.00%
Possible Scenario | Euro
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	5.5488	4.9616
Exchange rate depreciation percentage	25.00%	25.00%
Remote Scenario | US dollar
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	5.8122	4.9620
Exchange rate depreciation percentage	50.00%	50.00%
Remote Scenario | Euro
Foreign Currency Exchange Rate [Line Items]
Exchange rate depreciation ratio	6.6585	5.9540
Exchange rate depreciation percentage	50.00%	50.00%